Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Critical accounting estimates and judgements
Value of contracted revenue	$ 12,300,000
Cash and cash equivalents	293,823	$ 514,078		$ 916,488	$ 585,416
Undrawn borrowing facilities	$ 430,000
Lease renewal term	10 years

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.